Revenue - Schedule of Contract Costs (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018
Obtaining Contract
Capitalized Contract Cost [Line Items]
Capitalized contract cost	¥ 6,581	¥ 7,703